Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,671,058)	$ (5,482,265)
Service cost	(24,477)	(24,130)
Interest income (cost)	(61,247)	(76,761)
Subtotal	(85,724)	(100,891)
Arising from changes in financial assumptions	(91,350)	(183,433)
Experience adjustments	(5,907)	13,233
Subtotal	(97,257)	(170,200)
Benefits paid	233,530	81,204
Other	0	1,094
Ending balance	(5,620,509)	(5,671,058)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,532,539	1,513,371
Interest income (cost)	16,552	21,187
Contribution by employer	95,577	93,466
Benefits paid	(233,530)	(81,204)
Return on plan assets, excluding amounts included in interest income	42,197	(13,986)
Other	0	(295)
Ending balance	$ 1,453,335	$ 1,532,539